Long-term bank loans - New Financing Activities during the year ended December 31, 2024	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term bank loans - New Financing Activities during the year ended December 31, 2024

 8.       Long-term bank loans:

New Financing Activities during the year ended December 31, 2024

(i) ING $94,000 Facility

On April 10, 2024, the Company entered into a loan agreement with ING Bank N.V., London Branch (“ING”) for a loan amount of up to $94,000 (the “ING $94,000 Facility”). The full amount of the loan was drawn on April 12, 2024 and was used to refinance an existing senior secured facility of Eagle as described below. The ING $94,000 Facility is repayable in 20 equal consecutive quarterly installments of $3,917 and a balloon payment of $15,667, due in April 2029, along with the last installment. The loan is secured by first priority mortgages on the vessels Dublin Eagle, Egret Bulker, Groton Eagle, Jay, New London Eagle, Oriole, Oslo Eagle, Star Runner, Star Rotterdam, Rowayton Eagle, Star Sandpiper and Shanghai Eagle.

(ii) ABN AMRO $94,120 Facility

On April 10, 2024, the Company entered into a loan agreement with ABN AMRO Bank N.V. (“ABN AMRO”) for a loan amount of up to $94,120 (the “ABN AMRO $94,120 Facility”). The full amount of the loan was drawn on April 12, 2024 and was used to refinance an existing senior secured facility of Eagle, as described below. The ABN AMRO $94,120 Facility is repayable in 20 equal consecutive quarterly installments of $3,906 and a balloon payment of $16,000 due in April 2029, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Copenhagen, Crane, Star Gibraltar, Star Greenwich, Hong Kong Eagle, Helsinki Eagle, Ibis Bulker, Star Mystic, Star Nighthawk, Puffin Bulker, Stamford Eagle and Star Westport.

(iii) DNB $100,000 Facility

On April 10, 2024, the Company entered into a loan agreement with DNB Bank ASA (“DNB”) for a loan amount of up to $100,000 (the “DNB $100,000 Facility”). The full amount of the loan was drawn on April 12, 2024 and was used to refinance an existing senior secured facility of Eagle as described below. On May 2024 and on October 2024 the Company prepaid the amounts of $5,769 and $6,072 in connection with the sale of the vessels Star Crown and Imperial Eagle, respectively (Note 5). Following the aforementioned prepayments, the next eighteen equal consecutive quarterly installments are $3,073 each and the balloon payment is $26,249, due in April 2029, along with the last installment. The loan is secured by first priority mortgages on the vessels Gannet Bulker, Grebe Bulker, Halifax Eagle, Star Hamburg, Kingfisher, Owl, Santos Eagle, Star Singapore, Southport Eagle, Stockholm Eagle and Valencia Eagle.

8.       Long-term bank loans – (continued):

New Financing Activities during the year ended December 31, 2024

(iv) ESUN $100,000 Facility

On April 22, 2024, the Company entered into a loan agreement with E.SUN commercial Bank Ltd. (“E.SUN”) for a loan amount of up to $100,000 (the “ESUN $100,000 Facility”). The full amount of the loan was drawn on April 23, 2024 in 13 tranches and was used to refinance an existing senior secured facility of Eagle as described below. The ESUN $100,000 Facility is repayable in aggregate installments as follows: i) 13 consecutive quarterly installments of $3,024, ii) one installment of $8,024, iii) one installment of $4,852, iv) one installment of $2,352, v) one installment of $4,182, vi) three installments of $2,129, vii) one installment of $4,050 , viii) two installments of $1,936, ix) one installment of $3,985, x) three installments of $1,711 and xi) a balloon payment of $17,850, payable together with the last installment in April 2031. The ESUN $100,000 Facility is secured by first priority mortgages on the vessels Antwerp Eagle, Bittern, Star Canary, Cape Town Eagle, Fairfield Eagle, Star Goal, Madison Eagle, Martin, Petrel Bulker, Star Stonington, Star Sydney, Tokyo Eagle (tbr Star Tokyo) and Star Vancouver.

(v) ESUN $130,000 Facility

In October 2024, the Company entered into a committed term sheet with E.SUN for a loan amount of up to $130,000 (the “ESUN $130,000 Facility”) for the post-delivery financing of the five Kamsarmax vessels currently under construction (Note 5). The ESUN $130,000 Facility will mature seven years after drawdown and will be secured by first priority mortgages on the five newbuilding vessels under construction.